Unaudited Interim Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Ordinary shares Class A shares	Ordinary shares Class B shares	Ordinary shares USD ($)	Ordinary shares CNY (¥)	Treasury shares USD ($)	Treasury shares CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Statutory surplus reserve USD ($)	Statutory surplus reserve CNY (¥)	Accumulated losses USD ($)	Accumulated losses CNY (¥)	Total USD ($)	Total CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2024				¥ 51		¥ (31)		¥ 1,181,993		¥ 9,367		¥ (621,794)		¥ 569,586		¥ 19,356		¥ 588,942
Balance (in Shares) at Dec. 31, 2024 | shares	70,000,000	11,160,808
Profit (Loss) for the year												37,716		37,716		(144)		37,572
Total comprehensive profit for the year												37,716		37,716		(144)		37,572
Transfer from retained profits										3,579		(3,579)
Balance at Jun. 30, 2025				51		(31)		1,181,993		12,946		(587,657)		607,302		19,212		626,514
Balance (in Shares) at Jun. 30, 2025 | shares	70,000,000	11,160,808
Balance at Dec. 31, 2025				55		(31)		1,303,581		10,531		(579,876)		734,260		18,984		753,244
Balance (in Shares) at Dec. 31, 2025 | shares	76,048,501	11,160,808
Profit (Loss) for the year												30,494		30,494		(187)	$ 4,451	30,307
Total comprehensive profit for the year												30,494		30,494		(187)	4,451	30,307
Costs incurred in connection with reverse recapitalization								(10,768)						(10,768)				(10,768)
Shares issued as part of an acquisition				1				68,081						68,082				68,082
Shares issued as part of an acquisition (in Shares) | shares	4,967,810
Transfer from retained profits										450		(450)
Balance at Jun. 30, 2026			$ 8	¥ 56	$ (5)	¥ (31)	$ 199,811	¥ 1,360,894	$ 1,612	¥ 10,981	$ (80,728)	¥ (549,832)	$ 120,698	¥ 822,068	$ 2,760	¥ 18,797	$ 123,458	¥ 840,865
Balance (in Shares) at Jun. 30, 2026 | shares	81,016,311	11,160,808